Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000024711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	$ 10,000		$ 10,401	$ 12,808	$ 13,686	$ 15,521	$ 16,898	$ 23,998	$ 20,370	$ 22,270	$ 30,579	$ 36,893
C000024710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,430	12,886	13,809	15,709	17,147	24,408	20,799	22,805	31,410	38,009
C000024709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,356	12,701	13,503	15,258	16,538	23,366	19,748	21,476	29,383	35,296
C000024708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Accumulated Value	10,000		10,319	12,613	13,381	15,065	16,276	22,935	19,325	20,963	28,587	34,245
C000111618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,585	13,040	13,148	14,283	14,082	20,965	18,481	18,298	24,350	25,859
C000024712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,564	12,979	13,052	14,138	13,907	20,654	18,163	17,926	23,799	25,221
C000174245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,564	13,017	13,125	14,253	14,061	20,933	18,448	18,267	24,310	25,829
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,450.907	12,920.70088	13,869.88657	15,856.9101	17,396.69377	24,862.30919	21,229.66228	23,382.94871	32,272.46069	39,195.70064
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index
Accumulated Value	10,000		10,469.168	12,956.74387	13,845.46248	15,736.58928	17,084.01113	24,541.69451	21,014.94502	22,908.76563	31,509.52035	37,877.31398
S And P Midcap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Midcap 400® Index
Accumulated Value	$ 10,000		$ 10,625.551	$ 13,120.30606	$ 13,254.25388	$ 14,449.27862	$ 14,283.08302	$ 21,267.85055	$ 18,813.51295	$ 18,614.11981	$ 24,754.88444	$ 26,334.53817